Change in presentation of "Special Items" disclosure from prior periods (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of reclassifications or changes in presentation [line items]
Gross profit (loss)	$ 658	$ 323	$ 904
Corporate administration, marketing and other expenses	(36)	(41)	(82)
Exploration and evaluation costs	(56)	(51)	(112)
Other (expenses) income	(28)	(25)	(83)
Operating profit (loss)	$ 537	203	$ 621
Previously reported
Disclosure of reclassifications or changes in presentation [line items]
Gross profit (loss)		337
Corporate administration, marketing and other expenses		(40)
Exploration and evaluation costs		(51)
Other (expenses) income		(49)
Special items		(6)
Operating profit (loss)		191
Restated
Disclosure of reclassifications or changes in presentation [line items]
Gross profit (loss)		337
Corporate administration, marketing and other expenses		(40)
Exploration and evaluation costs		(51)
Impairment, derecognition of assets and profit (loss) on disposal		(10)
Other (expenses) income		(45)
Operating profit (loss)		$ 191